TransMark Optimum ChoiceSM Variable Annuity
                                    Issued by
                 Transamerica Life Insurance and Annuity Company

                              Separate Account VA-8

                          Supplement Dated June 1, 2002

                                       To

                          Prospectus Dated May 1, 2002

The following information supplements the Prospectus. You should read it together with the Prospectus.

The following paragraph is added after the third bullet point of the first paragraph of the How Much Can I Invest and How Often? section of the prospectus (see page 6 of the prospectus):

The  contract  is  not   available  to   employees  of  school   districts   and
open-enrollment charter schools subject to the Texas Retirement System for payroll reductions to fund their tax sheltered annuity programs.